Interest and Finance Costs	6 Months Ended
Jun. 30, 2026
Interest and Finance Costs [Abstract]
Interest and Finance Costs
14.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

	June 30, 2026	June 30, 2025
Interest on long-term debt and other financial liabilities	1,889	2,859
Interest on finance lease liability	154	453
Amortization of debt finance costs and debt discounts	197	337
Other	2	43
Total	2,242	3,692